WARRANTS (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 25, 2025	Dec. 31, 2024
Warrants And Stock Options [Line Items]
Gross proceeds from exercise of warrants		$ 1,275,000
Subsequent Events [Member]
Warrants And Stock Options [Line Items]
Gross proceeds from exercise of warrants	$ 1,275,000